NON-FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2023
Non-financial Assets And Liabilities
NON-FINANCIAL ASSETS AND LIABILITIES

NOTE 11: NON-FINANCIAL ASSETS AND LIABILITIES

11.1 Property, plant and equipment

	Original values
Type of good	At the beginning	Increases (1)	Transfers	Decreases	Impairment	At the end

Lands	14	-	-	-	-	14
Buildings	143	-	3	(2)	-	144
Equipment and machinery	1,916	1	175	(132)	-	1,960
Wells	992	15	358	(21)	(149)	1,195
Mining property	181	21	15	-	(19)	198
Vehicles	10	2	1	(2)	-	11
Furniture and fixtures and software equipment	59	1	2	-	-	62
Communication equipments	3	-	-	(2)	-	1
Materials, spare parts and tools	36	93	(85)	-	-	44
Petrochemical industrial complex	29	-	3	-	-	32
Civil works	3	-	22	(1)	-	24
Work in progress	254	547	(381)	-	-	420
Advances to suppliers	43	134	(113)	-	-	64
Total at 12.31.2023	3,683	814	-	(160)	(168)	4,169
Total at 12.31.2022	3,040	745	-	(2)	(100)	3,683

(1)	Includes US$ 21 million and U$S 11 million corresponding to capitalized financial costs in the fiscal year ended December 31, 2023 and 2022.

Additionally, as of December 31, 2022, it includes U$S 295 million resulting from the incorporation of assets related to the acquisition of the equity interests detailed in Notes 5.2.3 and 5.2.5.

	Depreciation					Net book values
Type of good	At the beginning	Decreases	For the year (1)	Impairment	At the end	At 12.31.2023	At 12.31.2022

Lands	-	-	-	-	-	14	14
Buildings	(76)	-	(7)	-	(83)	61	67
Equipment and machinery	(639)	14	(123)	-	(748)	1,212	1,277
Wells	(589)	10	(112)	113	(578)	617	403
Mining property	(134)	-	(7)	17	(124)	74	47
Vehicles	(8)	1	(1)	-	(8)	3	2
Furniture and fixtures and software equipment	(52)	-	(5)	-	(57)	5	7
Communication equipments	(1)	-	-	-	(1)	-	2
Materials, spare parts and tools	(3)	-	-	-	(3)	41	33
Petrochemical industrial complex	(17)	-	(5)	-	(22)	10	12
Civil works	-	-	(1)	-	(1)	23	3
Work in progress	-	-	-	-	-	420	254
Advances to suppliers	-	-	-	-	-	64	43
Total at 12.31.2023	(1,519)	25	(261)	130	(1,625)	2,544
Total at 12.31.2022	(1,381)	-	(208)	70	(1,519)		2,164

(1)	As of December 31, 2023, the composition of the segments is as follows: Generation: US$ 90 million; Oil and gas: US$ 166 million; and Petrochemicals: US$ 5 million.

11.1.1 Impairment of Property, plant and equipment

The Company regularly monitors the existence of events or changes in circumstances which may indicate that the book value of property, plant and equipment may not be recoverable in accordance with the policy described in Notes 4.9 and 6.1.1.

In the Generation segment, as of December 31, 2023, 2022 and 2021, the Company did not identify indications that could impact the assumptions considered in the recoverability assessment performed as of June 30, 2021. It is worth highlighting that the Company has not recorded any property, plant and equipment impairment losses as a result of that recoverability assessment; however, intangible asset impairment losses were recognized for the HIDISA plant in the amount of US$ 2 million.

As of December 31, 2023 and June 30, 2022, due to Company’s strategic reasons and aiming to focus its investments in the development and exploitation of its unconventional gas and oil reserves in the Vaca Muerta formation, the Company, in line with the affected block’s Joint Venture members’ strategy, decided to reschedule or suspend certain future drilling and workover activities for the next few years, which involved the recategorization of reserves to contingent resources.

In view of the above-mentioned indications of impairment, the Company has determined the recoverable amount of the CGU Rincón del Mangrullo and el Tordillo / la Tapera making up the Oil & Gas segment as of December 31, 2023 and June 30, 2022.

The methodology used in the estimation of the recoverable amount consisted on calculating each CGU value in use on the present value of future net cash flows expected to be generated by the CGU, discounted with a rate reflecting the weighted average costs of the invested capital.

Cash flows were prepared based on estimates on the future behavior of certain key assumptions for the determination of the value in use, including the following: (i) reference prices for products; (ii) demand projections per type of product; (iii) costs evolution; and; (iv) macroeconomic variables such as inflation and exchange rates, etc.

Oil & Gas segment

As of December 31, 2023 and June 30, 2022, the recoverability assessment of the affected CGU of the Oil and Gas segment, resulted in the recognition of impairment losses for U$S 37.7 million in the Rincón del Mangrullo and el Tordillo / la Tapera blocks and US$ 30 million in the Rincón del Mangrullo block, respectively.

The key assumptions used to calculate the recoverable amount considered: i) the reschedule or suspension of drilling and workover activities; and ii) a 12.2% and 12.4% after-tax WACC rate, respectively.

Finally, it is important to highlight that as of December 31, 2023 and 2022, the book value of the Oil and gas segment assets, including the goodwill assigned to the segment, does not exceed its recoverable value.

11.2 Intangible assets

	Original values
Type of good	At the beginning	Increases (1)	Decreases	Impairment (2)	At the end

Concession agreements	2	-	-	-	2
Goodwill	35	-	-	-	35
Intangible identified in acquisitions of companies	101	-	(30)	-	71
Digital assets	7	-	(9)	2	-
Total at 12.31.2023	145	-	(39)	2	108
Total at 12.31.2022	44	125	(18)	(6)	145

	Amortization
Type of good	At the beginning	For the year	Impairment (2)	At the end

Concession agreements	(2)	-	-	(2)
Intangible identified in acquisitions of companies	(5)	(5)	-	(10)
Total at 12.31.2023	(7)	(5)	-	(12)
Total at 12.31.2022	(6)	(1)	-	(7)

	Net book values
Type of good	At 12.31.2023	At 12.31.2022

Goodwill	35	35
Intangible identified in acquisitions of companies	61	96
Digital assets	-	7
Total at 12.31.2023	96
Total at 12.31.2022		138

(1)	As of December 31, 2022, it includes US$ 94 million for the incorporation of assets from the acquisition of equity interests detailed in Notes 5.2.3 and 5.2.5.
(2)	The sale of the digital assets at market price resulted in the recording of an impairment recovery for US$ 2 million as of December 31, 2023. As of December 31, 2022, the recoverability of the digital assets was affected by their market value at closing, resulting in the recording of impairment losses for US$ 6 million.

11.3 Deferred tax assets and liabilities

The composition of the deferred tax assets and liabilities is as follows:

	12.31.2022	Profit (loss)	Sale of subsidiary	12.31.2023
Tax loss carryforwards	19	125	-	144
Property, plant and equipment	151	(151)	-	-
Trade and other receivables	4	(3)	-	1
Provisions	59	(6)	-	53
Salaries and social security payable	1	-	-	1
Defined benefit plans	8	(6)	2	4
Other	1	(1)	-	-
Deferred tax asset	243	(42)	2	203
Property, plant and equipment	(79)	(188)	45	(222)
Intangible assets	(35)	1	-	(34)
Investments in companies	(8)	1	-	(7)
Inventories	(19)	(26)	-	(45)
Financial assets at fair value through profit and loss	(15)	(3)	-	(18)
Trade and other receivables	(23)	12	1	(10)
Taxes payables	(2)	2	-	-
Tax inflation adjustment	(138)	(28)	3	(163)
Other	-	(1)	-	(1)
Deferred tax liability	(319)	(230)	49	(500)
Deferred tax (liability) asset	(76)	(272)	51	(297)

	12.31.2021	Profit (loss)	Increases for incorporation	12.31.2022
Tax loss carryforwards	13	6	-	19
Property, plant and equipment	80	71	-	151
Financial assets at fair value through profit and loss	3	(3)	-	-
Trade and other receivables	5	(1)	-	4
Provisions	57	2	-	59
Salaries and social security payable	-	1	-	1
Defined benefit plans	9	(1)	-	8
Other	-	1	-	1
Deferred tax asset	167	76	-	243
Property, plant and equipment	-	-	(79)	(79)
Intangible assets	(13)	-	(22)	(35)
Investments in companies	(11)	3	-	(8)
Inventories	(10)	(9)	-	(19)
Financial assets at fair value through profit and loss	(14)	(1)	-	(15)
Trade and other receivables	(31)	8	-	(23)
Taxes payables	(3)	1	-	(2)
Tax inflation adjustment	(1)	(124)	(13)	(138)
Deferred tax liability	(83)	(122)	(114)	(319)
Deferred tax asset (liability)	84	(46)	(114)	(76)

Deferred tax assets and liabilities are offset in the following cases: a) when there is a legally enforceable right to offset tax assets and liabilities; and b) when deferred income tax charges are associated with the same fiscal authority. The following table shows the figures disclosed on the Consolidated Statement of Financial Position, which for its determination, were adequately compensated:

	12.31.2023	12.31.2022
Deferred tax asset	-	36
Deferred tax liability	(297)	(112)
Deferred tax liability	(297)	(76)

11.4 Inventories

	12.31.2023	12.31.2022
Current
Materials and spare parts	129	104
Advances to suppliers	4	8
In process and finished products	72	61
Total (1)	205	173

(1)	It includes impairment loss as a result of the performed recoverability assessment for US$ 3 million and US$ 2 million as of December 31, 2023 and 2022, acoording with the policy described in Note 4.13.

11.5 Provisions

	12.31.2023	12.31.2022
Non-Current
Contingencies	109	107
Asset retirement obligation and wind turbines decommisioning	26	25
Environmental remediation	15	15
Total Non-Current	150	147

Current
Asset retirement obligation and wind turbines decommisioning	3	2
Environmental remediation	2	2
Other provisions	1	-
Total Current	6	4

The evolution of the provisions is set out below:

	12.31.2023
	Contingencies	Asset retirement obligation and decommisioning of wind turbines	Environmental remediation

At the beginning of the year	107	27	17
Increases	15	6	3
Decreases	(4)	-	(1)
Foreign currency exchange difference	(9)	-	-
Reversal of unused amounts	-	(4)	(2)
At the end of the year	109	29	17

	12.31.2022
	Contingencies	Asset retirement obligation and decommisioning of wind turbines	Environmental remediation

At the beginning of the year	106	21	18
Increases	5	6	-
Increases for incorporation	-	1	-
Decreases	(1)	-	(1)
Foreign currency exchange difference	(2)	-	-
Reversal of unused amounts	(1)	(1)	-
At the end of the year	107	27	17

	12.31.2021
	Contingencies	Asset retirement obligation and decommisioning of wind turbines	Environmental remediation

At the beginning of the year	103	21	3
Increases	16	3	15
Decreases	-	(1)	-
Reversal of unused amounts (1)	(13)	(2)	-
At the end of the year	106	21	18

(1)	Includes recovery of contingencies of US$ 12.5 million related to the waive of the timely granted dispatch of Las Armas Wind Farm (see Note 2.1.2.3).

11.5.1 Provision for Environmental remediation

The Company is subject to extensive environmental regulations in Argentina. The Company’s management believes that its current operations are in compliance with applicable environmental requirements, as currently interpreted and enforced, including regulatory remediation commitments assumed. The Company undertakes environmental impact studies for new projects and investments and, to date, environmental requirements and restrictions imposed on these new projects have not had any material adverse impact on Pampa’s business.

In particular, the Province of La Pampa has submitted a claim to the Company regarding the abandonment of certain wells and the execution of certain tasks associated with the relinquishment of the Jagüel de los Machos and Medanito blocks, which took place in 2015 and 2016, respectively. The Company has challenged the different administrative acts passed by the provincial authorities (including a governor’s executive order) and is addressing claims for the Jagüel de los Machos block in the judicial jurisdiction. Even though the province answered the complaint in the month of March 2021, the Company has started formal negotiations to resolve the dispute, agreeing on the suspension of procedural time limits. During 2021, regarding these claims and based on the progress of the ongoing negotiations, the Company recorded provisions for the estimate of remediation work costs to be incurred in these blocks.

The Company has performed a sensitivity analysis relating to the discount rate. The 1% increase or decrease in the discount rate would not have a significant impact on the Company’s results of operations.

11.5.2 Asset retirement obligations and wind turbines decommissioning

Pursuant to the regulations in force in Argentina, where it develops its oil and gas exploration and production operations, the Company is under an obligation to incur costs associated with the plugging and abandonment of wells. Furthermore, pursuant to the associated usufruct agreements, the Company is under an obligation to decommission wind turbines in wind farms. The Company does not have legally restricted assets for the cancellation of these obligations.

The Company has performed a sensitivity analysis relating to the discount rate. The 1% increase or decrease in the discount rate would not have a significant impact on the Company’s results of operations.

11.5.3 Provision for legal proceedings

The Company (directly or indirectly through subsidiaries) is a party to several civil, commercial, contentious-administrative, tax, custom and labor proceedings and claims that arise in the ordinary course of its business. In determining a proper level of provision, the Company has considered its best estimate mainly with the assistance of legal and tax advisors.

The determination of estimates may change in the future due to new developments or unknown facts at the time of evaluation of the provision. As a consequence, the adverse resolution of the evaluated proceedings and claims could exceed the established provision.

As of December 31, 2023, the Company has recorded provisions for US$ 100.4 million in relation to the following processes:

-	There are a significant number of files pending before the National Tax Court regarding gasoline exports, where the tax entity challenges the tariff heading assigned by Petrobras Argentina S.A. in 2008-2014. The Treasury’s position involves a higher export duty rate.
-	Petrobras Operaciones S.A. (“POSA”) has filed an international arbitration claim against the Company before the International Chamber of Commerce (“ICC”) on account of alleged breaches to the Assignment Agreement entered into between Petrobras Argentina S.A. (currently Pampa) and POSA in 2016 for the transfer of a 33.6% interest in the “Río Neuquén” Concession. The breaches alleged by POSA in its arbitration claim consist of the failure to transfer certain assets associated with the assigned interest, and differences in the calculation of adjustments in the assignment price. The arbitration is conducted according to the ICC Rules of Arbitration, the applicable law is the one of the Republic of Argentina, and the seat of arbitration is Buenos Aires, Argentina. On April 30, 2021, POSA filed its claim memorial, and on September 15, 2021, the Company submitted its answer to the claim memorial and counterclaim. On December 15, 2021, POSA submitted its answer to the counterclaim. As of the date of issuance of these Consolidated Financial Statements, the arbitration award is pending issuance by the Arbitration Court .
-	The Company filed an international arbitration claim against Petrobras International Braspetro B.V. (“PIB BV”) on account of fraudulent representations and omissions associated with certain export transactions under the share purchase agreement executed on May 13, 2016, whereby the Company acquired 67.2% of Petrobras Argentina S.A.’s capital stock. The arbitration is held under the ICC Arbitration Rules; the applicable law is the one of the State of New York, and the seat of arbitration is New York. On April 29, 2021, the Company filed its claim memorial and PIB BV submitted its counter-memorial and counterclaim seeking the payment of a percentage over the difference between the amount estimated for certain contingencies detected in the purchase process and the amount actually paid for them. On July 7, 2021, the Company and PIB BV submitted their respective answers. On November 5, 2021, the Company and PIB BV submitted their replications, and on December 20, 2021, their rejoinders to the complaints. On November 9, 2023, the ICC notified the parties of the Final Award rendered by the Court on November 2, 2023, resolving to (i) dismiss the Company's claims; (ii) dismiss most of PIB BV's counterclaims, ordering the Company to pay the amount of US$ 3.2 million plus interest from March 31, 2021; and (iii) dismiss all other claims of the parties. As of the date of issuance of these Consolidated Financial Statements, the Company has paid PIB BV the amounts established in the Final Award.

Additionally, the Company has recorded provisions for civil, commercial, administrative, labor, tax and customs complaints brought against the Company corresponding to atomized claims with individual unsubstantial amounts, as well as charges for judicial costs and expenses which, as of December 31, 2023, amount to US$ 8.5 million.

11.6 Income tax and minimum notional income tax liability

	12.31.2023	12.31.2022
Non-current
Income tax, net of witholdings and advances	50	161
Minimum notional income tax	5	18
Total non-current	55	179

Current
Income tax, net of witholdings and advances	17	5
Total current	17	5

11.6.1 Income tax liability

The Company accrued the effect of the tax inflation adjustment in the calculation of the current and deferred income tax provision for each of the fiscal years in which the cumulative CPI variation provided by Law No. 27,430 was exceeded, except in those cases when, on being interim fiscal periods, the mentioned legal parameter has not been exceeded for each of the annual periods.

The tax inflation adjustment mechanism set out in Title VI and different supplementary sections of the Income Tax Law is inconsistent in certain aspects generating a confiscatory lien, including, but not limited to, the failure to update tax losses and the cost of acquisitions or investments made before January 1, 2018, which bears resemblance with the parameters in re “Candy S.A.”, where the CSJN ordered the application of the inflation adjustment mechanism.

As of December 31, 2023, the Company and its subsidiaries hold a provision for the additional income tax liabilities that should have been assessed due to the stated reasons. The amount provisioned for the periods not prescribed and/or those without a final and conclusive judgment in favor of the Company, including compensatory interest, amounts to U$S 50 million.

11.6.2 Minimum Notional Income Tax liability

The Company and its subsidiaries have filed a petition for declaratory relief under Sect. 322 of the Federal Code of Civil and Commercial Procedure to gain assurance as to the application of the minimum notional income tax for the fiscal years 2011-2018 based on CSJN’s decision in re “Hermitage” passed on June 15, 2010. In this established precedent, the CSJN declared the unconstitutionality of this tax on the grounds that it is unreasonable and it breaches the taxpaying capacity principle when the absence of taxable income in the period evidences that the income presumed by the legislator has not existed.

However, on August 26, 2021, the CSJN dismissed the tax refund claim lodged by the Company for the 2008 and 2009 periods alleging that, despite the evidenced tax losses, the existence of accounting profits is a manifestation of the taxpaying capacity and, therefore, the precepts of the Hermitage precedent are not met.

Considering the CSJN’s current position, and the prescribed periods, the Company and its subsidiaries have recorded, for periods presenting tax losses and accounting profits, liabilities on the amount of the applicable interest on the Notional Income Tax, plus the determined tax provision for those cases in which Minimum Notional Income Tax is not considered to be computable as an Income Tax advance payment. This liability is disclosed under “Non-Current Income tax and minimum notional income tax provision”. The mentioned liability amounts to U$S 5 million.

11.7 Tax liabilities

	12.31.2023	12.31.2022
Current
Value added tax	-	5
Personal assets tax provision	3	4
Tax withholdings to be deposited	3	5
Royalties	6	12
Other	2	2
Total current	14	28

11.8 Defined benefits plans

The main characteristics of benefit plans granted to Company employees are detailed below:

(i)	Pension and retirement benefits: Benefit plan whereby Company employees, in some cases covered by certain collective bargaining agreements, meeting certain conditions are eligible to receive upon retirement, and in some cases, disability or death, a certain number of salaries according to the provisions of the plan or collective bargain agreement, if applicable.
(ii)	Compensatory plan: Benefit plan whereby some of the Company employees meeting certain conditions are eligible to receive upon retirement a certain amount according to the provisions of the plan (based on the last computable salary and the number of years working for the Company) after deducting the benefits from the pension system. The plan, until 2003, called for a contribution to a fund exclusively by the Company and without any contribution by the employees. These contributions were derived to a trust fund and were invested in U.S. dollar-denominated money market instruments in order to preserve the accumulated capital and obtain a return in line with a moderate risk profile. Funds were mainly invested in U.S. government bonds, commercial papers rated A1 or P1, AAAm- rated mutual funds and time deposits in banks rated A+ or higher in the United States of America, in accordance with the Trust Agreement dated on March 27, 2002 entered with The Bank of New York Mellon, duly amended by the Permitted Investment Letter dated on September 14, 2006. The Bank of New York Mellon is the trustee and Willis Towers Watson is the managing agent. In case there is an excess, duly certified by an independent actuary, of the funds to be used to settle the benefits granted by the plan, the Company will be entitled to choose to use it, in which case it may have to notify the trustee thereof.

As of December 31, 2023, 2022 and 2021, the most relevant actuarial information corresponding to the described benefit plans is the following:

	12.31.2023
	Present value of the obligation	Present value of assets	Net liability at the end of the year
At the beginning of the year	38	(4)	34
Items classified in profit or loss
Current services cost	1	-	1
Interest cost	29	(4)	25
Items classified in other comprehensive income
Actuarial loss (gain)	7	(2)	5
Benefit payments	(3)	-	(3)
(Gain) Loss on exchange difference	(49)	6	(43)
At the end of the year	23	(4)	19

	12.31.2022
	Present value of the obligation	Present value of assets	Net liability at the end of the year
At the beginning of the year	33	(4)	29
Items classified in profit or loss
Current services cost	1	-	1
Interest cost	15	(2)	13
Items classified in other comprehensive income
Actuarial loss	9	-	9
Benefit payments	(3)	-	(3)
(Gain) Loss on exchange difference	(17)	2	(15)
At the end of the year	38	(4)	34

	12.31.2021
	Present value of the obligation	Present value of assets	Net liability at the end of the year
At the beginning of the year	25	(4)	21
Items classified in profit or loss
Current services cost	1	-	1
Interest cost	13	(3)	10
Items classified in other comprehensive income
Actuarial loss	1	2	3
Benefit payments	(2)	-	(2)
(Gain) Loss on exchange difference	(5)	1	(4)
At the end of the year	33	(4)	29

As of December 31, 2023, 2022 and 2021, the breakdown of net liabilities per type of plan is as follows: a) US$ 10 million, US$ 17 million and US$ 15 million correspond to the Pension and Retirement Benefits Plan and b) US$ 10 million, US$ 17 million and US$ 14 million correspond to the Compensatory Plan, respectively.

Estimated expected benefits payments for the next ten years are shown below. The amounts in the table represent the undiscounted cash flows and therefore do not reconcile to the obligations recorded at the end of the year.

12.31.2023
Less than one year	3
One to two years	2
Two to three years	2
Three to four years	2
Four to five years	2
Six to ten years	9

Significant actuarial assumptions used were as follows:

	12.31.2023	12.31.2022	12.31.2021
Real discount rate	5%	5%	5%
Real wage increase rate	1%	1%	1%
Inflation rate	156%	118%	54%

The following sensitivity analysis shows the effect of a variation in the discount rate and salaries increase on the obligation amount:

12.31.2023
Discount rate: 4%
Obligation	25
Variation	2
10%

Discount rate: 6%
Obligation	21
Variation	(2)
(9%)

Real wage increase rate: 0%
Obligation	22
Variation	(1)
(3%)

Real wage increase rate: 2%
Obligation	24
Variation	1
4%

The sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. Therefore, the presented analysis may not be representative of the actual change in the defined benefit obligation. The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the prior period.

11.9 Salaries and social security payable

	12.31.2023	12.31.2022
Current
Salaries and social security contributions	3	5
Provision for vacations	5	8
Provision for gratifications and annual bonus for efficiency	11	19
Total current	19	32